PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 28,	February 28,
	2021	2022

Building	$64,246	$65,922
Leasehold improvement	446,203	115,760
Computer, network equipment and software	260,265	173,685
Vehicles	877	899
Office equipment and furniture	34,571	19,071
Construction in progress	59,492	151,437

Total cost of property and equipment	865,654	526,774
Less: accumulated depreciation	(354,239)	(215,589)
Less: accumulated impairment loss	—	(29,959)
	$511,415	$281,226